Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2021 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Accumulated deficit	¥ (4,618,595)		¥ (4,649,428)		$ (632,745)
Operating activities	(60,370)	$ (8,271)	(186,118)	¥ (126,983)
Cash and cash equivalents	75,351		121,733	143,934	$ 10,323
Foreign currency transaction gain (Loss), before tax	¥ (8,419)	(1,153)	333	375
Foreign Currency Exchange Rate, Translation	7,299.3000				7,299.3000
Bank balance	¥ 10,548		14,639
Restricted bank balance	7,527		3,585
Gain on short term investments	240	$ 33	(518)	363
Accounts receivable	¥ 640,394		614,246	557,073		¥ 710,168
Percentage of accounts receivable	6.00%	6.00%
Loans receivable			5,429
Goodwill, impairment loss			454
Equity Securities without Readily Determinable Fair Value, Impairment Losses, Cumulative Amount	4,029	552	15,279	62,623
Impairment Loss For Long term Equity Investment	1,000	137	3,000	8,000
Impairment loss on non-current assets				7,642
Value added tax rate	6.00%	6.00%
Franchise income				773
Comprehensive loss	¥ 8,242		8,130	15,607
Operating segment	1	1
Appropriation general reserve fund minimum	10.00%	10.00%
Appropriation general reserve fund maximum	50.00%	50.00%
Surplus fund minimum	10.00%	10.00%
Surplus fund maximum	50.00%	50.00%
Appropriation general reserve
Appropriation discretionary funds
Technology Service [Member]
Summary of Significant Accounting Policies [Line Items]
Franchise income
Restricted Cash [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted bank balance	¥ 34
Loans Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Loan receivable term	5 years	5 years
Continuing Operations [Member]
Summary of Significant Accounting Policies [Line Items]
Operating activities	¥ 60,370